OTHER LIABILITIES - Schedule of detailed information about movements of actuarial liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year	R$ 134,194	R$ 98,792
Cost of interest	9,326	7,223
Expenses paid	(2,679)	(2,069)
Actuarial gains (losses) in OCI	(17,131)	29,628
Balance at end of year	124,649	134,194
Natura Cosmticos SA [Member]
Disclosure of defined benefit plans [line items]
Cost of the current service of subsidiary Natura Cosméticos	R$ 939	R$ 620